Acquisitions (Narrative) (Details) - USD ($) $ in Thousands					12 Months Ended
	Jan. 03, 2017	May 03, 2016	Jan. 04, 2016	Jun. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 04, 2015
Business Acquisition [Line Items]
Goodwill					$ 968,834	$ 962,282
Restricted stock units, charges at the date of modification					55,900
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Restricted stock units, charges at the date of modification						58,600
City Securities Corporation [Member]
Business Acquisition [Line Items]
Goodwill	$ 7,100
Identifiable intangible assets	$ 4,100
Period of contingent consideration	2 years
Liability for earn-out payments					500
ISM Capital LLP [Member]
Business Acquisition [Line Items]
Goodwill		$ 6,300
Identifiable intangible assets		$ 2,300
Period of contingent consideration		3 years
Liability for earn-out payments					1,900	3,700
Eaton Partners [Member]
Business Acquisition [Line Items]
Goodwill			$ 72,000
Identifiable intangible assets			$ 32,300
Period of contingent consideration			4 years
Liability for earn-out payments					$ 31,200	$ 27,300
Barclays Wealth and Investment Management, Americas [Member]
Business Acquisition [Line Items]
Goodwill							$ 24,800
Deferred consideration, recognized as a liability							15,200
Barclays Wealth and Investment Management, Americas [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets							7,300
Barclays Wealth and Investment Management, Americas [Member] | Stifel Bank [Member]
Business Acquisition [Line Items]
Loans acquired in acquisition							$ 600,000
Sterne Agee Group, Inc. [Member]
Business Acquisition [Line Items]
Goodwill and intangible assets				$ 60,800
Fair value of awards issued as retention				23,800
Employee retention compensation paid in notes				$ 33,800
Sterne Agee Group, Inc. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period				5 years
Sterne Agee Group, Inc. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Individual compensation and benefits useful period				10 years
Sterne Agee Group, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets				$ 29,300